Selected Quarterly Consolidated Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidated Statements of Operations Data

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Net sales	$463,474	$504,311	$607,847	$532,674
Gross profit	207,305	236,095	236,993	147,569
Net loss	(1,014,679)	(1,309,500)	(1,456,049)	(1,419,391)
Net loss available per common share, basic and diluted	(1.34)	(1.38)	(0.92)	(0.57)

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015
Net sales	$325,070	$304,414	$352,081	$721,053
Gross profit	107,208	146,763	184,557	393,700
Net loss	(831,018)	(688,060)	(1,412,612)	(669,376)
Net loss available per common sharebasic and diluted	(1.10)	(0.91)	(1.85)	(0.87)